Schedule of Estimated Values of Warrants Valuation Assumptions (Details) - Placement Agent [Member]	Mar. 02, 2020
Measurement Input, Risk Free Interest Rate [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Warrants, measurement input percentage	0.88
Measurement Input, Expected Term [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Warrants, term	5 years
Measurement Input, Price Volatility [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Warrants, measurement input percentage	130.12
Measurement Input, Expected Dividend Rate [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Warrants, measurement input percentage	0.00